GOODWILL AND OTHER INTANGIBLE ASSETS (Details - Schedule of changes in carrying amount of goodwill)	6 Months Ended
Jun. 30, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 6,462,153
Impairment of goodwill pertaining to Optilan	(6,568,877)
Foreign exchange translation	106,724
Ending balance	$ 0